Leases	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases Text Block [Abstract]
LEASES

NOTE 14 - LEASES:

The Company has lease contracts for office facilities and motor vehicles used in its operations. Leases of office facilities generally have lease terms between 1 and 4 years, motor vehicles generally have lease terms of 3 years. The Company has several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Company’s business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised in assessing the lease terms.

The Company also has certain leases of office facilities with lease terms of 12 months or less. The Company applies the ’short-term lease’ recognition exemption for these leases.

During the year the Company entered into two new lease agreements in Newhall and Irvine, California, both for a period of three years, that had been presented as part of a right-of-use asset – property, plant and equipment.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office facilities	Motor vehicles	Total
At January 1, 2022	378	2	380
Additions	1,204	140	1,344
Cancellations	(886)	-	(886)
Depreciation expense	(410)	(44)	(454)
As at December 31, 2022	286	98	384

Set out below are the carrying amounts of lease liabilities and the movements during the period:

2022
At January 1, 2022	385
Additions	1,321
Cancellations	(934)
Payments	(366)
Linked exchange rate	(13)
As at December 31, 2022	393
Current	163
Non-current	230

The following are the amounts recognized in profit or loss:

2022
Depreciation expense of right-of-use assets	454
Interest expense on lease liabilities	67
Total amount recognized in profit or loss	521

The Company had total cash outflows for leases of $380 in 2022, $357 in 2021, and $529 in 2020.